Goodwill and Other Intangible Assets - Primary Cash-Generating Units (Detail: Text Values)	Dec. 31, 2025	Dec. 31, 2024
Intangible assets and goodwill [abstract]
Growth rate used to extrapolate cash flow projections	3.00%	3.30%
Discount rates (after tax) for AM CGU	9.90%	10.40%